CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Current assets:
Cash and cash equivalents	$ 650,739	$ 581,872
Accounts receivable, net of allowances for doubtful accounts of $468 and $401, respectively	202,390	214,574
Claims receivable, net	548	809
Settlement processing assets	2,394,822	780,917
Inventory	5,228	6,636
Prepaid expenses and other current assets	36,188	44,934
Total current assets	3,289,915	1,629,742
Goodwill	1,491,833	1,337,285
Other intangible assets, net	560,136	535,173
Property and equipment, net	374,143	369,753
Deferred income taxes	30,428	101,940
Other	32,846	28,634
Total assets	5,779,301	4,002,527
Current liabilities:
Lines of credit	592,629	440,128
Current portion of long-term debt	61,784	16,938
Accounts payable and accrued liabilities	312,647	290,030
Settlement processing obligations	2,033,900	451,317
Income taxes payable	14,228	12,390
Total current liabilities	3,015,188	1,210,803
Long-term debt	1,678,283	1,373,569
Deferred income taxes	202,855	196,224
Other noncurrent liabilities	19,422	89,132
Total liabilities	$ 4,915,748	$ 2,869,728
Commitments and contingencies
Equity:
Preferred stock, no par value; 5,000,000 shares authorized and none issued	$ 0	$ 0
Common stock, no par value; 200,000,000 shares authorized; 130,557,676 issued and outstanding at May 31, 2015 and 137,691,286 issued and outstanding at May 31, 2014	0	0
Paid-in capital	148,742	183,023
Retained earnings	795,226	815,980
Accumulated other comprehensive loss	(185,992)	(1,776)
Total Global Payments shareholders’ equity	757,976	997,227
Noncontrolling interests	105,577	135,572
Total equity	863,553	1,132,799
Total liabilities and equity	$ 5,779,301	$ 4,002,527